RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Interest expense, net	$ 39,403	$ 28,323
Share issuance - related party - consulting services	79	707
Related party debt | Mercer Park, L.P.
RELATED PARTY TRANSACTIONS AND BALANCES
Prepaid expenses		698
Lease fees	858	861
General and administrative expenses		12
Related party debt | Board member
RELATED PARTY TRANSACTIONS AND BALANCES
Office expenses	54	54
Development fees	24	392
Rental fees	1,083	920
Interest expense, net	$ 83	$ 165
Share issuance - related party - consulting services (Shares)		50
Share issuance - related party - consulting services		$ 707